Fair Value Information on Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Fair Value Information on Financial Instruments
37.	Fair Value Information on Financial Instruments

A.	Fair value of financial instruments not carried at fair value

Except for convertible bonds which are measured at amortized cost, the management considers that the carrying amounts of financial assets and financial liabilities recognized in the consolidated financial statements approximate to their fair values. The fair value of the Group’s short-term financial instruments including cash and cash equivalents, receivables, time deposits, short-term loans, current portion of long-term loans, payables, receipts under custody and deposits received approximated their carrying amount due to their maturities within one year. The Group’s non-current financial instruments including non-interest bearing refundable deposits, receipts under custody, bank loans carried at floating interest rates and long-term payables. The fair value of these financial instruments are approximated to its carrying amount due to the impact of discounting is not significant, or because the floating interest rates reset periodically to reflect the market conditions and the Group’s credit rating.

As of December 31, 2016 and 2017, the book value and fair value of the convertible bonds (include the current portion) are as follow:

	Carrying Amount	Fair Value (Level 3)
	NT$	NT$
December 31, 2016	12,712,651	12,841,188

December 31, 2017	12,015,229	12,007,468

The fair value was determined using discounted cash flow analysis with the applicable yield curve for the duration and recent transaction prices.

B.	The table below analyses financial instruments carried at fair value by valuation method. The different levels have been defined as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:	Inputs for the asset or liability that are not based on observable market data.

C.	The Company’s financial instruments measured at fair value are as follows:

Recurring basis:

	As of December 31, 2016
	Level 1	Level 2	Level 3
	NT$	NT$	NT$
Available-for-sale financial assets	3,615,658	178,176	—

Financial liability at fair value through profit or loss	—	—	773,908

	As of December 31, 2017
	Level 1	Level 2	Level 3
	NT$	NT$	NT$
Available-for-sale financial assets	4,135,207	—	—

Financial liability at fair value through profit or loss	—	—	809,640

Non-recurring basis:

None.

(1)	The fair value of financial instruments traded in active markets is based on quoted market price at the balance sheet date. For financial instruments with fair value not traded in active markets, the Company uses valuation techniques, which maximize the use of observable market data where it is available and relies as little as possible on entity specific estimates. The valuation technique currently used for unlisted available-for-sale securities is the market approach. The valuation is based on the benchmark companies’ stock prices and other specific indexes. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

Specific valuation techniques used to value financial instruments include:

A.	Quoted market prices or dealer quotes for similar instruments;

B.	Other techniques, such as discounted cash flow analysis, are used to determine fair value for the remaining financial instruments.

(2)	There were no transfers between Level 1 and 2 for the years ended December 31, 2016 and 2017.

(3)	The fair value measurements for the Company’s derivative instruments are carried out on the basis of a binomial model, with measurement on a quarterly basis. In the course of the valuation process, the required market data are collected and the non-observable parameters are examined and updated as required on the basis of internally available current information. In particular, the premises of the enterprise value of the Company’s derivative instruments, as well as any significant changes in the input parameters and their respective effects on the value of the option, are reported to management on a quarterly basis.

(4)	Parameters with a significant influence on the measurement of the option are the value of the Company’s derivative instruments as determined with the use of a discounted cash flow method and the expected volatility of that value. The approach for volatility estimation was changed to a direct analysis of the historical volatility. The higher the volatility, the fair value of the Company’s derivative instrument will be higher. The volatility as of December 31, 2016 and 2017 is 26.83% and 9.72%, respectively.

(5)	Reconciliation of Level 3 fair value measurements of financial liabilities

	2015	2016	2017
	NT$	NT$	NT$
As of January 1	1,095,552	1,798,920	773,908
Losses (Gains) recognized in profit or loss	703,368	(1,025,012)	35,732

As of December 31	1,798,920	773,908	809,640

The total gains or losses for the years ended December 31, 2015, 2016 and 2017 included loss of $703,368, gain of $1,025,012 and loss of $35,732, respectively, relating to the financial liabilities at fair value on Level 3 fair value measurement and held at balance sheet date.

(6)	The Company has carefully assessed the valuation models and assumptions used to measure fair value. However, using different valuation models or assumptions may result in difference in fair value measurement. For financial assets and liabilities categorized within Level 3, a 10% increase in the value of stock market price would lead to a decrease in income before tax by $662,796 and $1,172,129 for the years ended December 31, 2016 and 2017, respectively. On the other hand, a 10% decrease in the value of the stock market price would increase income before tax by $549,100 and $808,447 for the years ended December 31, 2016 and 2017, respectively. A 5% increase in the expected volatility of the value of the derivative instrument would lead to a decrease in income before tax by $258,400 and $184,822 for the years ended December 31, 2016 and 2017, respectively. A 5% decrease in the expected volatility of the value of derivative instrument would increase income before tax by $276,488 and $106,124, for the years ended December 31, 2016 and 2017, respectively.